NATURE OF OPERATIONS AND GOING CONCERN (Details) $ in Thousands, $ in Millions		12 Months Ended
	Feb. 28, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit		$ (220,587)	$ (164,604)
Net loss		(55,983)	(47,714)
Cash outflows from operating activities		(39,515)	(44,881)
Shares issued from offering		$ 29,565	$ 3,987
Private Placement | GM and Panasonic
NATURE OF OPERATIONS AND GOING CONCERN
Shares issued from offering	$ 50